Schedule of Investments (unaudited)
December 31, 2023
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Boeing Co. (The)(a)	264,204	$ 68,867,414
General Dynamics Corp.	105,240	27,327,671
Lockheed Martin Corp.	102,586	46,496,079
RTX Corp.	668,043	56,209,138
		198,900,302
Air Freight & Logistics — 0.6%
FedEx Corp.	107,334	27,152,282
United Parcel Service, Inc., Class B	336,021	52,832,582
		79,984,864
Automobiles — 2.9%
Ford Motor Co.	1,825,268	22,250,017
General Motors Co.	635,924	22,842,390
Tesla, Inc.(a)	1,284,913	319,275,182
		364,367,589
Banks — 3.9%
Bank of America Corp.	3,198,714	107,700,700
Citigroup, Inc.	889,182	45,739,522
JPMorgan Chase & Co.	1,343,150	228,469,815
U.S. Bancorp	723,768	31,324,679
Wells Fargo & Co.	1,687,243	83,046,101
		496,280,817
Beverages — 1.7%
Coca-Cola Co. (The)	1,807,775	106,532,181
PepsiCo, Inc.	638,756	108,486,319
		215,018,500
Biotechnology — 1.9%
AbbVie, Inc.	820,261	127,115,847
Amgen, Inc.	248,642	71,613,869
Gilead Sciences, Inc.	578,906	46,897,175
		245,626,891
Broadline Retail — 5.1%
Amazon.com, Inc.(a)	4,225,007	641,947,564
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	358,351	18,652,170
BlackRock, Inc.(b)	64,952	52,728,034
Charles Schwab Corp. (The)	691,418	47,569,558
Goldman Sachs Group, Inc. (The)	151,509	58,447,627
Morgan Stanley	587,161	54,752,763
		232,150,152
Chemicals — 0.9%
Dow, Inc.	326,003	17,878,005
Linde PLC	225,278	92,523,927
		110,401,932
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,881,864	95,071,769
Consumer Finance — 0.6%
American Express Co.	267,471	50,108,017
Capital One Financial Corp.	176,698	23,168,642
		73,276,659
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	205,697	135,776,476
Target Corp.	214,207	30,507,361
Walmart, Inc.	662,759	104,483,956
		270,767,793
Security	Shares	Value
Diversified Telecommunication Services — 1.0%
AT&T Inc.	3,321,868	$ 55,740,945
Verizon Communications, Inc.	1,953,207	73,635,904
		129,376,849
Electric Utilities — 1.1%
Duke Energy Corp.	357,834	34,724,211
Exelon Corp.	462,810	16,614,879
NextEra Energy, Inc.	953,215	57,898,279
Southern Co. (The)	506,431	35,510,942
		144,748,311
Electrical Equipment — 0.2%
Emerson Electric Co.	265,172	25,809,191
Entertainment — 1.4%
Netflix, Inc.(a)	203,343	99,003,640
Walt Disney Co. (The)	850,106	76,756,071
		175,759,711
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B(a)	845,305	301,486,481
Mastercard, Inc., Class A	384,726	164,089,486
PayPal Holdings, Inc.(a)	500,326	30,725,020
Visa, Inc., Class A	740,565	192,806,098
		689,107,085
Food Products — 0.5%
Kraft Heinz Co. (The)	370,443	13,698,982
Mondelez International, Inc., Class A	632,045	45,779,019
		59,478,001
Ground Transportation — 0.6%
Union Pacific Corp.	283,215	69,563,268
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	806,238	88,742,616
Medtronic PLC	618,162	50,924,186
		139,666,802
Health Care Providers & Services — 2.2%
CVS Health Corp.	596,725	47,117,406
UnitedHealth Group, Inc.	429,715	226,232,056
		273,349,462
Hotels, Restaurants & Leisure — 1.7%
Booking Holdings, Inc.(a)	16,209	57,496,889
McDonald’s Corp.	336,991	99,921,201
Starbucks Corp.	530,580	50,940,986
		208,359,076
Household Products — 1.5%
Colgate-Palmolive Co.	382,534	30,491,785
Procter & Gamble Co. (The)	1,095,000	160,461,300
		190,953,085
Industrial Conglomerates — 1.2%
3M Co.	257,355	28,134,048
General Electric Co.	505,660	64,537,386
Honeywell International, Inc.	306,286	64,231,237
		156,902,671
Insurance — 0.3%
American International Group, Inc.	327,117	22,162,177
MetLife, Inc.	289,708	19,158,390
		41,320,567
Interactive Media & Services — 8.5%
Alphabet, Inc., Class A(a)(c)	2,749,477	384,074,442

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C, NVS(a)	2,314,033	$ 326,116,671
Meta Platforms, Inc., Class A(a)	1,031,219	365,010,277
		1,075,201,390
IT Services — 1.4%
Accenture PLC, Class A	291,587	102,320,794
International Business Machines Corp.	424,230	69,382,817
		171,703,611
Life Sciences Tools & Services — 1.3%
Danaher Corp.	305,539	70,683,392
Thermo Fisher Scientific, Inc.	179,506	95,279,990
		165,963,382
Machinery — 0.9%
Caterpillar, Inc.	237,009	70,076,451
Deere & Co.	124,436	49,758,223
		119,834,674
Media — 0.8%
Charter Communications, Inc., Class A(a)	46,730	18,163,017
Comcast Corp., Class A	1,865,645	81,808,533
		99,971,550
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	815,648	121,662,056
ConocoPhillips	551,663	64,031,524
Exxon Mobil Corp.	1,861,018	186,064,580
		371,758,160
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	945,340	48,505,395
Eli Lilly & Co.	370,478	215,959,036
Johnson & Johnson	1,118,410	175,299,584
Merck & Co., Inc.	1,177,297	128,348,919
Pfizer, Inc.	2,623,299	75,524,778
		643,637,712
Retail REITs — 0.2%
Simon Property Group, Inc.	151,922	21,670,154
Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc.(a)	750,633	110,650,810
Broadcom, Inc.	203,931	227,637,979
Intel Corp.	1,958,735	98,426,434
NVIDIA Corp.	1,147,550	568,289,711
QUALCOMM, Inc.	517,095	74,787,450
Texas Instruments, Inc.	421,946	71,924,915
		1,151,717,299
Software — 12.9%
Adobe, Inc.(a)	211,531	126,199,394
Security	Shares	Value
Software (continued)
Microsoft Corp.	3,452,996	$ 1,298,464,616
Oracle Corp.	738,167	77,824,947
Salesforce, Inc.(a)	452,051	118,952,700
		1,621,441,657
Specialized REITs — 0.4%
American Tower Corp.	216,578	46,754,859
Specialty Retail — 1.8%
Home Depot, Inc. (The)	464,625	161,015,793
Lowe’s Cos., Inc.	268,125	59,671,219
		220,687,012
Technology Hardware, Storage & Peripherals — 10.4%
Apple Inc.	6,792,195	1,307,701,303
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	568,672	61,740,719
Tobacco — 0.8%
Altria Group, Inc.	821,705	33,147,580
Philip Morris International, Inc.	721,241	67,854,353
		101,001,933
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	236,299	37,885,819
Total Long-Term Investments — 99.7% (Cost: $10,038,958,238)		12,546,860,145
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(d)(e)	14,200	14,210
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(d)	23,794,576	23,794,576
Total Short-Term Securities — 0.2% (Cost: $23,808,780)		23,808,786
Total Investments — 99.9% (Cost: $10,062,767,018)		12,570,668,931
Other Assets Less Liabilities — 0.1%		9,034,903
Net Assets — 100.0%		$ 12,579,703,834
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 1,377(a)	$ —	$ 12,827	$ 6	$ 14,210	14,200	$ 23,834(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,929,868	8,864,708(a)	—	—	—	23,794,576	23,794,576	855,030	—
BlackRock, Inc.	33,178,984	14,280,429	(4,682,829)	14,751	9,936,699	52,728,034	64,952	829,835	—
				$ 27,578	$ 9,936,705	$ 76,536,820		$ 1,708,699	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	135	03/15/24	$ 32,535	$ 954,168
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® S&P 100 ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 12,546,860,145	$ —	$ —	$ 12,546,860,145
Short-Term Securities
Money Market Funds	23,808,786	—	—	23,808,786
	$ 12,570,668,931	$ —	$ —	$ 12,570,668,931
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 954,168	$ —	$ —	$ 954,168
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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